As filed with the Securities and Exchange Commission on May 21, 2009

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 61

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 61

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, California 92660-8842

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On June 12, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment (“PEA”) No. 61 to the Registration Statement for Forward Funds (“Registrant”) is being filed for the purpose of designating June 12, 2009 as the new effective date for PEA No. 56. PEA No. 56 was filed pursuant to Rule 485(a) on February 13, 2009 for the purpose of (i) adding the Forward Select Income Fund, the Forward Global Infrastructure Fund, the Forward Strategic Realty Fund and the Forward International Real Estate Fund, each as a new multi-class series of the Registrant; and (ii) adding Class B shares of the Forward Real Estate Fund, as a new share class of the fund. PEA No. 56 was scheduled to become effective on April 29, 2009. PEA No. 58 was filed pursuant to Rule 485(b)(1)(iii) on April 23, 2009, designating May 26, 2009 as the effective date for PEA No. 56. Accordingly, the contents of PEA No. 56, consisting of Part A (The Registrant’s prospectus), Part B (the Registrant’s Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety for this filing. As stated on the cover page to this filing, PEA No. 56 is intended to become effective on June 12, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 61 to this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 21st day of May, 2009.

FORWARD FUNDS

/s/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE		TITLE	DATE

	/s/ J. ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	May 21, 2009

	/s/ HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	May 21, 2009

	/s/ DONALD O’CONNOR* Donald O’Connor	Trustee	May 21, 2009

	/s/ DEWITT F. BOWMAN* DeWitt F. Bowman	Trustee	May 21, 2009

	/s/ BARBARA TOLLE Barbara Tolle	Treasurer	May 21, 2009

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact